SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - shares		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Common shares issued in exchange for preferred units	68,460
Number of shares repurchased		4,906